CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cash flows from operating activities
Net income	$ 1,517,063	$ 1,808,923
Adjustments to reconcile net income to net cash (used in) operating activities
Stock-based compensation expense	43,737	124,077
Depreciation and amortization	300,840	246,448
Change in fair value of warrants liability	4,413	92,067
Provision for doubtful accounts	27,224	27,942
Changes in assets and liabilities:
(Increase) in accounts receivable	(812,221)	(282,688)
(Increase) in prepayments and other current assets	(3,268,571)	(522,831)
Decrease (Increase) in other receivables	215,084	(1,670,623)
Decrease (Increase) in inventories	(18,953)	733,009
Decrease (Increase) in tax receivable	(3,839)	384,599
Increase in accounts payable	840	6,115
Decrease (Increase) in advances from customers	95,181	(65,347)
Decrease (Increase) in accrued expenses and other current liabilities	285,657	(31,931)
Decrease (Increase) in taxes payable	538,466	(1,616,959)
Net cash (used in) operating activities	(1,075,079)	(767,199)
Cash flows from investing activities
Capital expenditures and other additions	(1,115,276)	(2,405,707)
Net cash used in investing activities	(1,115,276)	(2,405,707)
Cash flows from financing activities
Proceeds from bank loan	2,413,250	2,373,145
Repayment of bank loan	(2,410,176)	(1,580,436)
Net cash provided by financing activities	3,074	792,709
Effect of exchange rate fluctuations on cash and cash equivalents	25,197	(206,347)
Net decrease in cash and cash equivalents	(2,162,084)	(2,586,544)
Cash and cash equivalents at beginning of period	3,505,330	3,694,486
Cash and cash equivalents at end of period	1,343,246	1,107,942
Supplemental cash flow information
Income tax paid	231,371	779,678
Interest paid	$ 76,187	$ 64,904